Registration Nos.:	333-81141
811-09395

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 20
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 21

THIRD AVENUE VARIABLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)

622 Third Avenue, New York, New York 10017
(Address of Principal Executive Offices including Zip Code)

(toll-free) (800) 443-1021, (212)888-5222
(Registrant’s Telephone Number, including Area Code)

Please send copies of communications to:

David M. Barse Third Avenue Management LLC 622 Third Avenue New York, New York 10017	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)(1).
☐	On (date) pursuant to paragraph (b) (1).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 17th day of May, 2013.

THIRD AVENUE VARIABLE SERIES TRUST

By:	/s/ David M. Barse

David M. Barse, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/Martin J. Whitman*	Trustee	5/17/13

Martin J. Whitman

/s/ David M. Barse*	Trustee	5/17/13

David M. Barse

/s/ Vincent J. Dugan*	Chief Financial Officer	5/17/13

Vincent Dugan

/s/ Jack W. Aber*	Trustee	5/17/13

Jack W. Aber

/s/ William E. Chapman, II*	Trustee	5/17/13

William E. Chapman, II

/s/ Lucinda Franks*	Trustee	5/17/13

Lucinda Franks

/s/ Edward J. Kaier*	Trustee	5/17/13

Edward J. Kaier

/s/ Marvin Moser*	Trustee	5/17/13

Marvin Moser

/s/ Eric Rakowski*	Trustee	5/17/13

Eric Rakowski

/s/ Martin Shubik*	Trustee	5/17/13

Martin Shubik

/s/ Charles C. Walden*	Trustee	5/17/13

Charles C. Walden

*By W. James Hall pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definitions Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase